Compensation Plans and Post-Employment Benefits - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020
Equities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets, at fair value	$ 62	$ 55
U.K. government fixed interest bonds (gilts)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets, at fair value	$ 283	$ 270